Summary of Significant Accounting Policies - Risks and concentration (Details)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Bank deposits are insured by the government authority	¥ 11,992,649	¥ 11,631,710		¥ 7,266,814
Mainland of PRC
Summary of Significant Accounting Policies
Bank deposits are insured by the government authority	¥ 500,000	¥ 500,000
Hongkong
Summary of Significant Accounting Policies
Bank deposits are insured by the government authority | $			$ 500,000